Note 10 - Reportable Business Segments	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
10.	REPORTABLE BUSINESS SEGMENTS

Just Energy's reportable segments are the Consumer segment and the Commercial segment.

The chief operating decision maker monitors the operational results of the Consumer and Commercial segments for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on certain non-IFRS measures such as base gross margin.

Transactions between segments are in the normal course of operations and are recorded at the exchange amount. Allocations made between segments for shared assets or allocated expenses are based on the number of residential customer equivalents in the respective segments.

Corporate and shared services report the costs related to management oversight of the business units, public reporting and filings, corporate governance and other shared services functions.

For the
three
months ended
June 30, 2020:

	Consumer	Commercial	Corporate and shared services	Consolidated

Sales	$371,796	$221,338	$-	$593,134
Cost of goods sold	185,441	138,556	-	323,997
Gross margin	186,355	82,782	-	269,137
Depreciation of property and equipment	2,661	26	-	2,687
Amortization of intangible assets	3,704	888	-	4,592
Administrative expenses	8,461	5,835	25,657	39,953
Selling and marketing expenses	27,556	19,403	-	46,959
Other operating expenses	9,115	3,517	-	12,632
Segment profit (loss) for the period	$134,858	$53,113	$(25,657)	$162,314
Finance costs				(21,853)
Unrealized gain of derivative instruments and other				77,349
Realized loss of derivative instruments				(134,446)
Other income, net				(632)
Provision for income taxes				(634)
Profit for the period from continuing operations				$82,098
Loss from discontinued operations				(2,948)
Profit for the period				79,150
Capital expenditures	$1,521	$165	$-	$1,686

As at June 30, 2020
Total goodwill	$170,854	$98,748	$-	$269,602
Total assets	$859,268	$252,699	$-	$1,111,967
Total liabilities	$1,383,132	$139,531	$-	$1,522,663

For the
three
months ended
June 30, 2019:

	Consumer	Commercial	Corporate and shared services	Consolidated

Sales	$409,998	$260,167	$-	$670,165
Cost of goods sold	259,260	198,681	-	457,941
Gross margin	150,738	61,486	-	212,224
Depreciation of property and equipment	2,950	38	-	2,988
Amortization of intangible assets	7,680	692	-	8,372
Administrative expenses	11,234	6,152	23,417	40,803
Selling and marketing expenses	41,798	19,906	-	61,704
Other operating expenses	22,969	1,436	-	24,405
Segment profit (loss) for the period	$64,107	$33,262	$(23,417)	$73,952
Finance costs				(23,546)
Unrealized loss of derivative instruments and other				(241,999)
Realized loss of derivative instruments				(79,932)
Other income				(740)
Recovery of income taxes				2,294
Loss for the period from continuing operations				$(269,971)
Loss from discontinued operations				(5,189)
Loss for the period				(275,160)
Capital expenditures	$9,170	$749	$-	$9,919

As at June 30, 2019
Total goodwill	$172,072	$165,324	$-	$337,396
Total assets	$1,117,435	$419,380	$-	$1,536,815
Total liabilities	$1,713,787	$204,250	$-	$1,918,037

Sales from external customers

The revenue is based on the location of the customer.

	Three months ended	Three months ended
	June 30, 2020	June 30, 2019
Canada	$58,147	$75,485
U.S.	534,987	594,680
Total	$593,134	$670,165

For the
three
months ended
June 30, 2020,
revenue generated from the sale of electricity made up
89%
of total revenue while gas amounted to
11%,
consistent with the prior comparable quarter.

Non-current assets

Non-current assets by geographic segment consist of property and equipment and intangible assets and are summarized as follows:

	As at June 30, 2020	As at March 31, 2020
Canada	$232,219	$233,678
United States	154,073	166,074
Total	$386,292	$399,752